Operating Segment - Disclosure of Reconciliation of Segment EBITDA to Profit or Loss and Other Comprehensive Income (Details) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Operating Segments
Segment EBITDA	$ 690	$ (16,167)	$ (25,602)
Any other reconciling items	(68,902)	(37,356)	(24,892)
Income tax (expense)/benefit	(134)	(782)	1,274
Profit/(loss) after income tax	$ (68,346)	$ (54,305)	$ (49,220)